Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Disclosure of activity within intangible assets
The estimated useful lives for the major components of intangible assets are:

Years
Customer Relationships	5 -7
Software	7
Tradenames	Indefinite
Activity within intangible assets, for the year ended December 31, 2025 consists of the following:

	Customer relationships	Tradenames	Software	Other	Total

January 1, 2025	$—	$13,980	$16,034	$153	$30,167
Additions	—	—	3,845	—	3,845
Sale	—	—	(8)	—	(8)
Amortization	—	—	(4,887)	(97)	(4,984)
December 31, 2025	$—	$13,980	$14,984	$56	$29,020

As of December 31, 2025
Cost	$2,153	$13,980	$41,660	$969	$58,762
Accumulated amortization	(2,153)	—	(26,676)	(913)	(29,742)
Net book value	$—	$13,980	$14,984	$56	$29,020
Activity within intangible assets, net, for the year ended December 31, 2024 consists of the following:

	Customer relationships	Tradenames	Software	Other	Total

January 1, 2024	$—	$13,980	$18,983	$250	$33,213
Additions	—	—	1,591	—	1,591
Amortization	—	—	(4,540)	(97)	(4,637)
December 31, 2024	$—	$13,980	$16,034	$153	$30,167

As of December 31, 2024
Cost	$2,153	$13,980	$37,854	$969	$54,956
Accumulated amortization	(2,153)	—	(21,820)	(816)	(24,789)
Net book value	$—	$13,980	$16,034	$153	$30,167